U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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    1.     Name and address of issuer:
                                 John Hancock Funds II
                                 601 Congress Street
                                 Boston, MA 02210
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    2.     Name of each series or class of securities for which this Form                                       [ ]
           is filed (If Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

             Each series of the Trust with Fiscal Year End 12/31.
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    3.     Investment Company Act File Number:
                                 811 - 21779
           Securities Act File Number:
                                 333-126293
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4 (a).     Last day of fiscal year for which this notice is filed:

                                 December 31, 2014
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4 (b).     [ ]   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

           Note:  If the Form is being filed late, interest must be paid on the registration fee due.
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4 (c).     [ ]   Check box if this is the last time the issuer will be filing this Form.
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    5.     Calculation of registration fee:

            (i)   Aggregate sale price of securities sold during the fiscal year
                  pursuant to 24(f):                                                                            $     4,546,268,579
                                                                                                                 -------------------

            (ii)  Aggregate price of securities redeemed or repurchased during
                  the fiscal year:                                                     $     (4,544,176,804)
                                                                                        --------------------

            (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission:                                           $              0.00
                                                                                        -------------------

            (iv)  Total available redemption credits [add items 5(ii) and
                  5(iii)]:                                                                                      $    (4,544,176,804)
                                                                                                                 -------------------

            (v)   Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:                                                                   $         2,091,775
                                                                                                                 ===================

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           |(vi)  Redemption credits available for use in future years                                      |
           |      -- if Item 5(i) is less than Item 5(iv) [subtract Item               $                 -  |
           |      5(iv) from Item 5(i)]:                                                =================== |
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            (vii) Multiplier for determining registration fee (See Instruction
                  C.9):                                                                                         x         0.0001162
                                                                                                                 -------------------

            (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
                  (enter "0" if no fee is due):                                                                =$               243
                                                                                                                 ===================
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    6.     Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
           October 11, 1997, then report the amount of securities (number of shares or other units) deducted
           here:                - .  If there is such a number of shares or other
                 -----------------
           units that were registered pursuant to fule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
           state that number here:                                                                                        0        .
                                                                                                                 -------------------
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    7.     Interest  due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year 0 (see Instruction D):
                                                                                                               +$                 0
                                                                                                                 -------------------
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    8.     Total  of  the  amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                               =$               243
                                                                                                                 ===================
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    9.     Date  the  registration fee and any interest payment was sent to the
           Commission's lockbox depository:

           Method of Delivery:
             [x]      Wire Transfer
                      CIK0001331971
                      Wire Confirmation #: 20150330A1Q002CC0023911149

             [ ]      Mail or other means

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                                   SIGNATURES

           This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

           By (Signature and Title)*            /s/ Salvatore Schiavone
                                               ------------------------------------------

                                                Treasurer
                                               ------------------------------------------

           Date:     30-Mar-15
                   ----------------------------------------

 * Please print the name and title of the signing officer below the signature.
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